RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of statements of cash flows (Details) - USD ($)	3 Months Ended				6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Parent [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent					$ 10,527,122
CIK000178115 Alussa Energy Acquisition Corp
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent	$ (30,918,750)			$ 8,943,386		$ (4,779,782)		$ (7,580,615)
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities	4,728,073			66,527		5,224		3,400,239
Net cash used in operating activities	550,000			0		290,011,260		0
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$ (30,918,749)			8,943,381		3,721,225		7,580,621
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent		$ (2,487,788)	$ 1,583,736	8,943,386	10,527,122		$ 8,039,334
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities				66,527	42,623		34,103
Net cash used in operating activities				(402,163)	(882,762)		(1,172,730)
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption				8,943,381	10,527,118		8,039,334
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent						209,708		(3,186,865)
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption						216,268		(3,186,861)
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member] | Parent [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent		(175,288)	(416,264)	1,274,636	858,372		683,084
Adjustments to reconcile net income to net cash used in operating activities:
Net cash used in operating activities				(402,163)	(882,762)		(1,172,730)
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption				1,274,640	858,373		683,090
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent						(4,989,490)		(4,393,750)
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities						1,051,990
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption						(3,937,493)		(4,393,760)
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member] | Parent [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent		(2,312,500)	2,000,000	7,668,750	9,668,750		7,356,250
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities				(7,668,750)	(9,668,750)		(7,356,250)
Net cash used in operating activities				0	0		0
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption				7,668,741	9,668,745		7,356,244
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent						(4,779,782)		(7,580,615)
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities						1,051,990
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption						$ (3,721,225)		$ (7,580,621)
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member] | Parent [Member]
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent		$ (2,487,788)	$ 1,583,736	8,943,386	10,527,122		8,039,334
Adjustments to reconcile net income to net cash used in operating activities:
Increase (Decrease) in Accounts Payable and Accrued Liabilities				(7,668,750)	(9,668,750)		(7,356,250)
Net cash used in operating activities				(402,163)	(882,762)		(1,172,730)
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption				$ 8,943,381	$ 10,527,118		$ 8,039,334